Statutory Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Dividends paid	$ 379,333	$ 83,000	$ 97,000
Kansas Department of Commerce
Statutory Accounting Practices [Line Items]
Dividends paid	$ 890,000	$ 83,000
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
RBC ratio under Authorized Control Level (as a percent)	100.00%
TAC of the Company subject to RBC Requirements	$ 171,391
Corresponding authorized control	$ 24,097
Kansas Department of Commerce | Minimum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level (as a percent)	100.00%
Kansas Department of Commerce | Maximum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level (as a percent)	200.00%